Commitments and contingencies	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
14. Commitments and contingencies

Contractual commitments

As of June 30, 2016, there were contractual purchase commitments of $0.9 million related to the warranty provision for the Mooring.

Claims and Contingencies

Joint venture corporate income tax

The GDF Suez Cape Ann is operating in China on a sub-charter entered into by GDF Suez. GDF Suez has informed SRV Joint Gas Two Ltd. that the sub-charterer is covering any potential corporate income taxes directly with the authorities on the joint venture’s behalf. To the extent that income tax liabilities would arise, the joint venture would be compensated by GDF Suez under terms of the time charter.

Indonesian corporate income tax

In 2015, the Indonesian Minister of Finance issued regulations that provided that Indonesian corporate taxpayers are subject to a limit in claiming interest expense as tax deduction where their debt to equity ratio exceeds 4:1 which was effective from January 1, 2016. Certain industries, including the infrastructure industry, are exempted from the debt to equity ratio requirements. The infrastructure industry is not defined in the regulations; however, additional guidance was expected to be provided in early 2016. As of June 30, 2016, the additional guidance has not yet been provided. Therefore it is not currently certain whether our Indonesian subsidiary will be classified as part of the infrastructure industry and be exempted from the requirements. To the extent that increased income tax liabilities would arise, the additional liabilities are expected to qualify for compensation by PGN LNG under terms of the time charter.

PGN claims and indemnification

As of December 31, 2014, a warranty allowance of $2.0 million was recorded to construction contract expenses related to the Mooring. The Partnership filed an indemnification claim for the warranty allowance of $2.0 million to be paid to the Partnership by Höegh LNG when costs are incurred for the warranty. As of June 30, 2016, approximately $1.1 million of the warranty allowance had been used. As discussed in note 5, an additional warranty provision of $0.3 million was recorded as of June 30, 2016. The Partnership filed an additional indemnification claim in the third quarter of 2016 for the increased warranty allowance of $0.3 million to be paid to the Partnership by Höegh LNG when costs are incurred. Indemnification payments received from Höegh LNG are subject to repayment to the extent the amounts are subsequently recovered from insurance. Refer to note 5.The Partnership received indemnification payments for the warranty costs incurred during 2015 and the first quarter of 2016 for costs incurred during those periods.

The Partnership was indemnified by Höegh LNG for non-budgeted expenses (including repair costs) incurred in connection with the PGN FSRU Lampung project prior to the date of acceptance and for certain costs related to the restatement of the Partnership’s financial statements filed with the SEC on November 30, 2015. For the year ended December 31, 2015, the Partnership filed claims for indemnification of non-budgeted expenses (including the warranty provision, value added tax, withholding tax and costs related to the restatement of the Partnership’s financial statements) of $7.7 million. In the six months ended June 30, 2016, the Partnership filed indemnification claims for non-budgeted expenses and costs of $1.0 million principally related to costs related to the restatement of the Partnership’s financial statements incurred in 2015.

Indemnification payments of $6.6 million and $1.3 million received from Höegh LNG for the year ended December 31, 2015 and for the six months ended June 30, 2016, respectively, and were recorded as a contribution to equity.

The Partnership filed claims and was paid $0.8 million in the third quarter of 2016 for indemnification of non-budgeted expenses for the three months ended June 30, 2016.

Gallant claims and indemnification

For the three months ended June 30, 2016, repairs and improvements were required for the Höegh Gallant resulting in short periods of reduced hire or off-hire. As a result, revenues were reduced, certain liquated damages were due under the time charter with EgyptCo and higher costs and expenses were incurred. The Partnership filed claims and was paid $0.9 million in the third quarter of 2016 for indemnification of losses incurred in connection with the commencement of services under the time charter with EgyptCo due to start up technical issues and $0.1 million for other costs incurred the three months ended June 30, 2016.